UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Espalier Global Management LLC

Address:  599 Lexington Avenue
          Suite 4110
          New York, New York 10022

13F File Number: XXX-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wojciech Uzdelewicz
Title:   Managing Principal
Phone:   212-339-7448


Signature, Place and Date of Signing:

 /s/Wojciech Uzdelewicz         New York, New York          February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   106

Form 13F Information Table Value Total:   $212,636
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.      Form 13F File Number              Name
---      --------------------              ----

1        XXX-XXXXX                         Espalier Global Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Espalier Global Management LLC
                                                         December 31, 2011
COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7             COLUMN 8

                              TITLE OF             VALUE     SHS OR    SH/ PUT/  INVESTMENT      OTHR          VOTING AUTHORITY
NAME OF ISSUER                CLASS     CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS    SOLE       SHARED     NONE
ADA ES INC                    COM       005208103   7,071      312,304 SH        SHARED-DEFINED   1                  312,304
ADA ES INC                    COM       005208103     765       33,774 SH        SOLE                     33,774
AKAMAI TECHNOLOGIES INC       COM       00971T101   2,236       69,275 SH        SHARED-DEFINED   1                   69,275
AKAMAI TECHNOLOGIES INC       COM       00971T101     185        5,725 SH        SOLE                      5,725
ALPHA NATURAL RESOURCES INC   COM       02076X102   2,076      101,622 SH        SHARED-DEFINED   1                  101,622
ALPHA NATURAL RESOURCES INC   COM       02076X102     171        8,378 SH        SOLE                      8,378
AMERICAN EXPRESS CO           COM       025816109   8,405      178,193 SH        SHARED-DEFINED   1                  178,193
AMERICAN EXPRESS CO           COM       025816109     862       18,265 SH        SOLE                     18,265
AMERICAN EXPRESS CO           COM       025816109   2,179       46,200     CALL  SHARED-DEFINED   1                   46,200
AMERICAN EXPRESS CO           COM       025816109     179        3,800     CALL  SOLE                      3,800
AMERICAN EXPRESS CO           COM       025816109   2,179       46,200     PUT   SHARED-DEFINED   1                   46,200
AMERICAN EXPRESS CO           COM       025816109     179        3,800     PUT   SOLE                      3,800
APPLE INC                     COM       037833100  25,647       63,327 SH        SHARED-DEFINED   1                   63,327
APPLE INC                     COM       037833100   2,136        5,273 SH        SOLE                      5,273
APPLIED MATLS INC             COM       038222105   1,978      184,729 SH        SHARED-DEFINED   1                  184,729
APPLIED MATLS INC             COM       038222105     164       15,271 SH        SOLE                     15,271
ASPEN TECHNOLOGY INC          COM       045327103   3,052      175,884 SH        SHARED-DEFINED   1                  175,884
ASPEN TECHNOLOGY INC          COM       045327103     332       19,107 SH        SOLE                     19,107
BANK OF AMERICA CORPORATION   COM       060505104   5,136      923,797 SH        SHARED-DEFINED   1                  923,797
BANK OF AMERICA CORPORATION   COM       060505104     424       76,203 SH        SOLE                     76,203
BLOCK H & R INC               COM       093671105   2,262      138,547 SH        SHARED-DEFINED   1                  138,547
BLOCK H & R INC               COM       093671105     187       11,453 SH        SOLE                     11,453
CADENCE DESIGN SYSTEM INC     COM       127387108   3,664      352,306 SH        SHARED-DEFINED   1                  352,306
CADENCE DESIGN SYSTEM INC     COM       127387108     389       37,411 SH        SOLE                     37,411
CAPITAL ONE FINL CORP         COM       14040H105   3,906       92,365 SH        SHARED-DEFINED   1                   92,365
CAPITAL ONE FINL CORP         COM       14040H105     323        7,635 SH        SOLE                      7,635
CITIGROUP INC                 COM NEW   172967424   3,281      124,717 SH        SHARED-DEFINED   1                  124,717
CITIGROUP INC                 COM NEW   172967424     271       10,283 SH        SOLE                     10,283
COMCAST CORP NEW              CL A      20030N101   3,989      169,315 SH        SHARED-DEFINED   1                  169,315
COMCAST CORP NEW              CL A      20030N101     329       13,985 SH        SOLE                     13,985
DIGITAL RIV INC               COM       25388B104   1,319       87,783 SH        SHARED-DEFINED   1                   87,783
DIGITAL RIV INC               COM       25388B104     108        7,217 SH        SOLE                      7,217
DOLLAR GEN CORP NEW           COM       256677105   3,041       73,921 SH        SHARED-DEFINED   1                   73,921
DOLLAR GEN CORP NEW           COM       256677105     250        6,079 SH        SOLE                      6,079
EBAY INC                      COM       278642103  10,635      350,647 SH        SHARED-DEFINED   1                  350,647
EBAY INC                      COM       278642103     981       32,353 SH        SOLE                     32,353
ELECTRONIC ARTS INC           COM       285512109   2,500      121,367 SH        SHARED-DEFINED   1                  121,367
ELECTRONIC ARTS INC           COM       285512109     207       10,028 SH        SOLE                     10,028
ENTROPIC COMMUNICATIONS INC   COM       29384R105     118       23,092 SH        SHARED-DEFINED   1                   23,092
ENTROPIC COMMUNICATIONS INC   COM       29384R105      10        1,908 SH        SOLE                      1,908
EXELIS INC                    COM       30162A108   1,652      182,511 SH        SHARED-DEFINED   1                  182,511
EXELIS INC                    COM       30162A108     186       20,528 SH        SOLE                     20,528
FUEL SYS SOLUTIONS INC        COM       35952W103   1,686      102,242 SH        SHARED-DEFINED   1                  102,242
FUEL SYS SOLUTIONS INC        COM       35952W103     174       10,558 SH        SOLE                     10,558
FUSION-IO INC                 COM       36112J107   1,565       64,659 SH        SHARED-DEFINED   1                   64,659
FUSION-IO INC                 COM       36112J107     129        5,341 SH        SOLE                      5,341
GOLAR LNG LTD BERMUDA         SHS       G9456A100   1,845       41,507 SH        SHARED-DEFINED   1                   41,507
GOLAR LNG LTD BERMUDA         SHS       G9456A100     197        4,443 SH        SOLE                      4,443
GOOGLE INC                    CL A      38259P508   8,949       13,855 SH        SHARED-DEFINED   1                   13,855
GOOGLE INC                    CL A      38259P508     740        1,145 SH        SOLE                      1,145
HOME DEPOT INC                COM       437076102  10,233      243,415 SH        SHARED-DEFINED   1                  243,415
HOME DEPOT INC                COM       437076102   1,034       24,585 SH        SOLE                     24,585
ILLUMINA INC                  COM       452327109   3,017       98,997 SH        SHARED-DEFINED   1                   98,997
ILLUMINA INC                  COM       452327109     247        8,103 SH        SOLE                      8,103
ILLUMINA INC                  COM       452327109   2,009       65,900     CALL  SHARED-DEFINED   1                   65,900
ILLUMINA INC                  COM       452327109     165        5,400     CALL  SOLE                      5,400
INVENSENSE INC                COM       46123D205     783       78,651 SH        SHARED-DEFINED   1                   78,651
INVENSENSE INC                COM       46123D205      69        6,951 SH        SOLE                      6,951
LAM RESEARCH CORP             COM       512807108   1,197       32,328 SH        SHARED-DEFINED   1                   32,328
LAM RESEARCH CORP             COM       512807108      99        2,672 SH        SOLE                      2,672
MBIA INC                      COM       55262C100   5,183      447,237 SH        SHARED-DEFINED   1                  447,237
MBIA INC                      COM       55262C100     426       36,764 SH        SOLE                     36,764
NCR CORP NEW                  COM       62886E108   1,885      114,530 SH        SHARED-DEFINED   1                  114,530
NCR CORP NEW                  COM       62886E108     217       13,184 SH        SOLE                     13,184
NUANCE COMMUNICATIONS INC     COM       67020Y100   4,453      176,973 SH        SHARED-DEFINED   1                  176,973
NUANCE COMMUNICATIONS INC     COM       67020Y100     454       18,027 SH        SOLE                     18,027
NVIDIA CORP                   COM       67066G104   1,280       92,380 SH        SHARED-DEFINED   1                   92,380
NVIDIA CORP                   COM       67066G104     106        7,620 SH        SOLE                      7,620
OFFICE DEPOT INC              COM       676220106     790      367,520 SH        SHARED-DEFINED   1                  367,520
OFFICE DEPOT INC              COM       676220106      70       32,480 SH        SOLE                     32,480
RACKSPACE HOSTING INC         COM       750086100   2,518       58,554 SH        SHARED-DEFINED   1                   58,554
RACKSPACE HOSTING INC         COM       750086100     277        6,446 SH        SOLE                      6,446
ROSETTA STONE INC             COM       777780107     907      118,934 SH        SHARED-DEFINED   1                  118,934
ROSETTA STONE INC             COM       777780107      75        9,772 SH        SOLE                      9,772
SCIENTIFIC GAMES CORP         CL A      80874P109   1,613      166,262 SH        SHARED-DEFINED   1                  166,262
SCIENTIFIC GAMES CORP         CL A      80874P109     133       13,738 SH        SOLE                     13,738
SIGMA DESIGNS INC             COM       826565103     832      138,698 SH        SHARED-DEFINED   1                  138,698
SIGMA DESIGNS INC             COM       826565103      74       12,255 SH        SOLE                     12,255
SINA CORP                     ORD       G81477104   2,883       55,435 SH        SHARED-DEFINED   1                   55,435
SINA CORP                     ORD       G81477104     237        4,565 SH        SOLE                      4,565
SPDR GOLD TRUST               GOLD SHS  78463V107   3,040       20,000     PUT   SHARED-DEFINED   1                   20,000
SPDR GOLD TRUST               GOLD SHS  78463V107     350        2,300     PUT   SOLE                      2,300
SWIFT TRANSN CO               CL A      87074U101   2,550      309,479 SH        SHARED-DEFINED   1                  309,479
SWIFT TRANSN CO               CL A      87074U101     210       25,521 SH        SOLE                     25,521
SYNCHRONOSS TECHNOLOGIES INC  COM       87157B103   3,563      117,935 SH        SHARED-DEFINED   1                  117,935
SYNCHRONOSS TECHNOLOGIES INC  COM       87157B103     300        9,936 SH        SOLE                      9,936
TD AMERITRADE HLDG CORP       COM       87236Y108   5,242      334,932 SH        SHARED-DEFINED   1                  334,932
TD AMERITRADE HLDG CORP       COM       87236Y108     586       37,468 SH        SOLE                     37,468
TIVO INC                      COM       888706108     930      103,680 SH        SHARED-DEFINED   1                  103,680
TIVO INC                      COM       888706108      76        8,520 SH        SOLE                      8,520
UNIVERSAL DISPLAY CORP        COM       91347P105   2,769       75,477 SH        SHARED-DEFINED   1                   75,477
UNIVERSAL DISPLAY CORP        COM       91347P105     256        6,965 SH        SOLE                      6,965
URBAN OUTFITTERS INC          COM       917047102   3,310      120,111 SH        SHARED-DEFINED   1                  120,111
URBAN OUTFITTERS INC          COM       917047102     273        9,889 SH        SOLE                      9,889
VEECO INSTRS INC DEL          COM       922417100     945       45,435 SH        SHARED-DEFINED   1                   45,435
VEECO INSTRS INC DEL          COM       922417100      95        4,565 SH        SOLE                      4,565
VISA INC                      COM CL A  92826C839   4,323       42,581 SH        SHARED-DEFINED   1                   42,581
VISA INC                      COM CL A  92826C839     498        4,902 SH        SOLE                      4,902
WENDYS CO                     COM       95058W100   6,705    1,250,947 SH        SHARED-DEFINED   1                1,250,947
WENDYS CO                     COM       95058W100     593      110,553 SH        SOLE                    110,553
WESTPORT INNOVATIONS INC      COM NEW   960908309   3,654      109,927 SH        SHARED-DEFINED   1                  109,927
WESTPORT INNOVATIONS INC      COM NEW   960908309     401       12,073 SH        SOLE                     12,073
XYLEM INC                     COM       98419M100   3,117      121,350 SH        SHARED-DEFINED   1                  121,350
XYLEM INC                     COM       98419M100     330       12,850 SH        SOLE                     12,850
YAHOO INC                     COM       984332106   4,623      286,605 SH        SHARED-DEFINED   1                  286,605
YAHOO INC                     COM       984332106     381       23,641 SH        SOLE                     23,641





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